Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Line Items]
Accounts receivable	$ 2,669,442	$ 2,744,118	$ 1,906,222
Less: allowance for credit losses	(926,298)	(915,074)	(669,974)
Subtotal accounts receivable, net	1,743,144	1,829,044	1,236,248
Total accounts receivable, net	2,476,956	2,805,493	1,541,917
Related Party [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable - related party	862,382	1,092,960	305,669
Less: allowance for credit losses – related party	(128,570)	(116,511)
Subtotal accounts receivable – related party, net	$ 733,812	$ 976,449	$ 305,669